Deferred income (Tables)	12 Months Ended
Jun. 30, 2021
Deferred income
Schedule of deferred income from depositary bank

	As at June 30,
	2020	2021
	RMB’000	RMB’000
Deferred income from depositary bank
Non-current portion	—	20,005
Current portion	—	6,060
	—	26,065